Employee-related expenditure - Number of employees (Details) - employee	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Number and average number of employees
Permanent employees	27,107	27,678	28,657
Non-permanent employees	304	463	416
Total number of employees	27,411	28,141	29,073